Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2014	2013
Hires collected in advance	$441	$751
Deferred revenue from lubricants	50	271
Total	$491	$1,022
Less current portion	$(491)	$(972)
Non-current portion	$-	$50